Interest, advances, promissory notes payable and loan payable (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Beginning balance	$ 5,701,679	$ 5,170,149
Interest incurred on promissory notes payable	530,591	531,530
Ending balance	$ 6,232,270	$ 5,701,679